STATEMENT OF INVESTMENTS
BNY Mellon Natural Resources Fund

June 30, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.7%
Agricultural Products - 4.6%
Archer-Daniels-Midland	413,200		16,858,560
Copper - 4.5%
Freeport-McMoRan	875,798		10,168,015
Lundin Mining	1,139,874		6,275,813
			16,443,828
Diversified Metals & Mining - 7.4%
Anglo American	576,258	[a]	16,483,345
Compass Minerals International	85,887	[a]	4,719,491
Teck Resources, Cl. B	243,303		5,610,567
			26,813,403
Electric Utilities - 2.2%
NextEra Energy	38,542		7,895,714
Environmental & Facilities Services - 3.2%
Casella Waste Systems, Cl. A	154,834	[b]	6,136,071
Covanta Holding	310,521		5,561,431
			11,697,502
Fertilizers & Agricultural Chemicals - 15.0%
CF Industries Holdings	292,005		13,639,554
FMC	89,701		7,440,698
Nutrien	427,456		22,865,330
Yara International	218,174		10,589,766
			54,535,348
Gold - 11.1%
Barrick Gold	873,385		13,785,551
Newcrest Mining	674,492		15,159,586
Newmont Goldcorp	298,671		11,489,873
			40,435,010
Heavy Electrical Equipment - 2.1%
Vestas Wind Systems	87,473		7,566,678
Industrial Gases - 2.1%
Air Liquide	53,024		7,419,764
Integrated Oil & Gas - 22.2%
BP	2,529,302		17,675,834
Galp Energia	447,587		6,900,037
Gazprom, ADR	1,135,730		8,320,965
Occidental Petroleum	118,127		5,939,426
OMV	203,496		9,916,469
Petroleo Brasileiro, ADR	566,533		8,044,769

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 98.7% (continued)
Integrated Oil & Gas - 22.2% (continued)
Total		428,637		23,982,709
				80,780,209
Metal & Glass Containers - 3.7%
Ball		192,631		13,482,244
Oil & Gas Exploration & Production - 11.7%
CNOOC		3,131,000		5,386,691
Concho Resources		61,121		6,306,465
Diamondback Energy		54,206		5,906,828
EOG Resources		105,334		9,812,915
Hess		158,982		10,106,486
Pioneer Natural Resources		31,814		4,894,902
				42,414,287
Oil & Gas Refining & Marketing - 6.7%
Marathon Petroleum		133,428		7,455,957
PBF Energy, Cl. A		155,539		4,868,371
S-Oil		35,981		2,607,475
Valero Energy		109,730		9,393,985
				24,325,788
Semiconductors - 2.2%
First Solar		120,324	[a,b]	7,902,880
Total Common Stocks (cost $330,051,198)				358,571,215
	1-Day Yield (%)
Investment Companies - .9%
Registered Investment Companies - .9%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $3,315,393)	2.29	3,315,393	[c]	3,315,393

Investment of Cash Collateral for Securities Loaned - 4.6%
Registered Investment Companies - 4.6%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $16,789,668)	2.29	16,789,668	[c]	16,789,668
Total Investments (cost $350,156,259)		104.2%		378,676,276
Liabilities, Less Cash and Receivables		(4.2%)		(15,107,425)
Net Assets		100.0%		363,568,851

ADR—American Depository Receipt

a Security, or portion thereof, on loan. At June 30, 2019, the value of the fund’s securities on loan was $22,158,907 and the value of the collateral held by the fund was $22,721,333, consisting of cash collateral of $16,789,668 and U.S. Government & Agency securities valued at $5,931,665.

b Non-income producing security.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Natural Resources Fund

June 30, 2019 (Unaudited)

The following is a summary of the inputs used as of June 30, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs		Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Common Stocks†	226,561,896	132,009,319	††	-	358,571,215
Investment Companies	20,105,061	-		-	20,105,061

† See Statement of Investments for additional detailed categorizations.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit

NOTES

of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At June 30, 2019, accumulated net unrealized appreciation on investments was $28,520,017, consisting of $39,555,101 gross unrealized appreciation and $11,035,084 gross unrealized depreciation.

At June 30, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.